UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset

Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals – 12.7%
Agrium, Inc. (a)	68,900	$7,819,461
Air Products & Chemicals, Inc. (a)	93,700	8,192,191
Celanese Corp., Series A	92,800	4,350,464
The Dow Chemical Co. (a)	165,525	5,329,905
E.I. du Pont de Nemours & Co. (a)	379,100	17,988,295
Monsanto Co. (a)	66,000	6,689,100
The Mosaic Co.	19,200	1,176,000
Olin Corp.	179,000	4,163,540
Potash Corp. of Saskatchewan, Inc. (a)	181,000	7,692,500
Praxair, Inc. (a)	163,200	18,012,384

		81,413,840

Energy Equipment & Services – 5.0%
Atwood Oceanics, Inc. (b)	27,000	1,424,790
Baker Hughes, Inc. (a)	53,800	2,405,936
Basic Energy Services, Inc. (b)	38,400	496,512
Calfrac Well Services Ltd. (a)	15,000	385,603
Core Laboratories NV (a)	28,800	3,676,032
Forum Energy Technologies, Inc. (b)	71,100	1,813,761
Halliburton Co.	72,700	2,957,436
Key Energy Services, Inc. (b)	252,200	2,050,386
National Oilwell Varco, Inc.	46,800	3,469,752
Patterson-UTI Energy, Inc. (a)	152,500	3,101,850
Schlumberger Ltd.	52,700	4,113,235
Seadrill Ltd.	80,077	3,165,575
Technip SA	23,600	2,555,373

		31,616,241

Machinery – 4.5%
Caterpillar, Inc.	223,100	21,950,809
Deere & Co. (a)	72,900	6,856,974

		28,807,783

Metals & Mining – 40.4%
African Rainbow Minerals Ltd.	254,750	5,736,475
Agnico-Eagle Mines Ltd. (a)	97,550	4,470,718
Alcoa, Inc. (a)	269,450	2,381,938
Allegheny Technologies, Inc. (a)	38,500	1,218,525
Alumina Ltd.	1,805,766	2,086,003
Anglo American Platinum Ltd.	50,444	2,473,214
Anglo American Plc	77,945	2,331,434
Barrick Gold Corp. (a)	91,700	2,927,064
BHP Billiton Plc	778,600	26,699,538
Carpenter Technology Corp. (a)	39,866	2,086,188
Cia de Minas Buenaventura SA - ADR	228,900	6,773,151
Detour Gold Corp. (a)(b)	131,900	2,787,700
Eldorado Gold Corp. (a)	328,500	3,672,323
Eramet	13,550	1,922,402
First Quantum Minerals Ltd. (a)	513,500	10,353,404
Freeport-McMoRan Copper & Gold, Inc. (a)	117,400	4,138,350
Fresnillo Plc	475,000	12,486,567
Glencore International Plc	225,000	1,404,530
Goldcorp, Inc.	159,150	5,616,404

Common Stocks	Shares	Value

Metals & Mining (concluded)
Harry Winston Diamond Corp. (a)(b)	126,700	$1,869,886
IAMGOLD Corp. (a)	243,500	1,999,464
Iluka Resources Ltd.	822,686	8,339,109
Impala Platinum Holdings Ltd.	370,200	6,709,903
Industrias Penoles SAB de CV	468,569	22,972,949
Jiangxi Copper Co. Ltd., Class H	1,417,500	3,848,435
Kazakhmys Plc	268,500	3,107,782
Kinross Gold Corp. (a)	240,900	1,982,607
Minsur SA	3,846,986	3,453,282
MMC Norilsk Nickel OJSC - ADR	10,820	215,548
Newcrest Mining Ltd.	259,085	6,346,020
Newmont Mining Corp.	61,550	2,644,188
OZ Minerals Ltd.	533,659	3,870,127
Rio Tinto Plc	479,104	27,066,502
Southern Copper Corp. (a)	68,806	2,710,268
Teck Resources Ltd., Class B	406,500	14,814,793
United States Steel Corp. (a)	41,500	927,525
Vale SA - ADR (a)	701,100	14,141,187
Vedanta Resources Plc	432,700	8,263,075
Xstrata Plc	1,077,996	20,188,421
Zijin Mining Group Co. Ltd., Class H	5,551,731	2,138,100

		259,175,099

Oil, Gas & Consumable Fuels – 25.5%
Alpha Natural Resources, Inc. (a)(b)	391,712	3,470,568
Anadarko Petroleum Corp. (a)	44,200	3,536,884
Angle Energy, Inc. (b)	178,800	494,774
Apache Corp. (a)	88,500	7,412,760
Bill Barrett Corp. (b)	86,100	1,375,017
Cenovus Energy, Inc.	113,100	3,759,444
Chevron Corp.	69,000	7,945,350
Cobalt International Energy, Inc. (a)(b)	48,500	1,174,185
Concho Resources, Inc. (a)(b)	46,600	4,250,852
CONSOL Energy, Inc. (a)	245,979	7,708,982
Continental Resources, Inc. (a)(b)	41,700	3,466,104
Crescent Point Energy Corp. (a)	155,700	6,022,565
Crew Energy, Inc. (a)(b)	142,500	850,085
DeeThree Exploration Ltd. (b)	276,369	1,886,979
Denbury Resources, Inc. (b)	306,200	5,704,506
Energy XXI (Bermuda) Ltd. (a)	123,500	3,868,020
EOG Resources, Inc. (a)	87,200	10,898,256
EQT Corp.	49,600	2,946,736
Exxon Mobil Corp.	43,800	3,940,686
Gasco Energy, Inc. (b)	579,700	44,057
Hess Corp. (a)	46,500	3,122,940
James River Coal Co. (b)	159,500	480,095
Kodiak Oil & Gas Corp. (b)	186,400	1,714,880
Long Run Exploration Ltd. (b)	132,260	583,461
Noble Energy, Inc. (a)	71,200	7,674,648
Occidental Petroleum Corp.	104,800	9,250,696
Patriot Coal Corp. (b)	122,460	11,266

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	MXN	Mexican Peso
	AUD	Australian Dollar	NOK	Norwegian Krone
	CAD	Canadian Dollar	PEN	Peruvian Neuvo Sol
	EUR	Euro	USD	US Dollar
	GBP	British Pound	ZAR	South African Rand
	HKD	Hong Kong Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp.	165,900	$4,172,385
PetroChina Co. Ltd. - ADR (a)	12,700	1,805,940
Pioneer Natural Resources Co. (a)	35,100	4,125,654
Plains Exploration & Production Co. (a)(b)	131,600	6,283,900
Range Resources Corp.	95,600	6,421,452
Rex Energy Corp. (b)	120,100	1,576,913
Rosetta Resources, Inc. (b)	66,600	3,531,132
Royal Dutch Shell Plc, Class A - ADR	57,400	4,047,848
Southwestern Energy Co. (a)(b)	59,100	2,027,130
Statoil ASA	180,500	4,808,970
Suncor Energy, Inc.	124,100	4,221,882
Total SA - ADR	40,600	2,204,174
Valero Energy Corp. (a)	117,600	5,142,648
Whiting Petroleum Corp. (a)(b)	200,300	9,530,274

		163,495,098

Paper & Forest Products – 5.6%
Fibria Celulose SA - ADR (b)	249,400	3,077,596
International Paper Co. (a)	360,200	14,919,484
MeadWestvaco Corp.	445,800	13,975,830
Mondi Plc	322,512	3,821,048

		35,793,958

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) – 2.1%
Weyerhaeuser Co. (a)	452,700	$13,635,324

Total Long-Term Investments
(Cost – $518,929,981) – 95.8%		613,937,343

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	34,223,210	34,223,210

Total Short-Term Securities
(Cost – $34,223,210) – 5.3%		34,223,210

Total Investments Before Options Written
(Cost – $553,153,191*) – 101.1%		648,160,553

Options Written

(Premiums Received – $5,982,437) – (1.1)%		(6,841,489)

Total Investments Net of Options Written – 100.0%		641,319,064
Liabilities in Excess of Other Assets – 0.0%		(224,232)

Net Assets – 100.0%		$641,094,832

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$642,772,269

Gross unrealized appreciation	$53,616,590
Gross unrealized depreciation	(48,228,306)

Net unrealized appreciation	$5,388,284

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at January 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	26,727,621	7,495,589	34,223,210	$10,334	$306
BlackRock Liquidity Series, LLC, Money Market Series	$3,731,016	$(3,731,016)	$–	$3,962	–

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 33,156	GBP	21,000	Banc America Securities Corp.	2/01/13	$(149)
USD 1,538,714	NOK	8,455,560	Deutsche Bank Securities Corp.	2/01/13	(9,102)
NOK 4,582,000	USD	836,334	Citigroup Global Markets, Inc.	2/04/13	2,289
NOK 3,736,000	USD	680,659	Deutsche Bank Securities Corp.	2/04/13	3,125
ZAR 906,000	USD	101,381	Barclays Capital, Inc.	2/05/13	(159)

Total					$(3,996)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
United States Steel Corp.	Call	USD	24.50	2/08/13	135	$(560)
Potash Corp. of Saskatchewan, Inc.	Call	USD	43.25	2/16/13	600	(20,219)
Agnico-Eagle Mines Ltd.	Call	USD	52.50	2/18/13	320	(3,200)
Alcoa, Inc.	Call	USD	9	2/18/13	890	(5,785)
Apache Corp.	Call	USD	82.50	2/18/13	148	(38,702)
Baker Hughes, Inc.	Call	USD	45	2/18/13	190	(13,775)
CONSOL Energy, Inc.	Call	USD	34	2/18/13	811	(9,732)
Crescent Point Energy Corp.	Call	CAD	38	2/18/13	22	(1,709)
Detour Gold Corp.	Call	CAD	26	2/18/13	217	(1,523)
Detour Gold Corp.	Call	CAD	27	2/18/13	217	(1,414)
The Dow Chemical Co.	Call	USD	34	2/18/13	545	(4,633)
Energy XXI (Bermuda) Ltd.	Call	USD	35	2/18/13	405	(2,025)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	36	2/18/13	390	(14,235)
Kinross Gold Corp.	Call	USD	10	2/18/13	795	(1,988)
Noble Energy, Inc.	Call	USD	110	2/18/13	234	(23,985)
Plains Exploration & Production Co.	Call	USD	48	2/18/13	250	(13,375)
Barrick Gold Corp.	Call	USD	35.50	3/11/13	310	(4,224)
Agrium, Inc.	Call	USD	110	3/18/13	227	(131,660)
Air Products & Chemicals, Inc.	Call	USD	90	3/18/13	309	(18,540)
Allegheny Technologies, Inc.	Call	USD	30	3/18/13	127	(31,115)
Alpha Natural Resources, Inc.	Call	USD	11	3/18/13	900	(13,050)
Anadarko Petroleum Corp.	Call	USD	80	3/18/13	145	(55,100)
Carpenter Technology Corp.	Call	USD	55	3/18/13	132	(10,230)
Celanese Corp., Series A	Call	USD	50	3/18/13	306	(12,240)
Cobalt International Energy, Inc.	Call	USD	25	3/18/13	160	(16,400)
Concho Resources, Inc.	Call	USD	95	3/18/13	156	(37,440)
Continental Resources, Inc.	Call	USD	85	3/18/13	137	(37,332)
Core Laboratories NV	Call	USD	120	3/18/13	95	(85,500)
Crescent Point Energy Corp.	Call	CAD	39	3/18/13	265	(13,949)
Crew Energy, Inc.	Call	CAD	6.50	3/18/13	470	(5,890)
Deere & Co.	Call	USD	92.50	3/18/13	240	(84,000)
E.I. du Pont de Nemours & Co.	Call	USD	48	3/18/13	75	(4,575)
Eldorado Gold Corp.	Call	CAD	13	3/18/13	1,085	(9,790)
First Quantum Minerals Ltd.	Call	CAD	22	3/18/13	1,700	(59,655)
IAMGOLD Corp.	Call	CAD	11	3/18/13	800	(2,807)
Patterson-UTI Energy, Inc.	Call	USD	20	3/18/13	503	(52,815)
PetroChina Co. Ltd. - ADR	Call	USD	145	3/18/13	41	(10,148)
Pioneer Natural Resources Co.	Call	USD	115	3/18/13	116	(82,940)
Southwestern Energy Co.	Call	USD	33	3/18/13	195	(42,998)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Vale SA - ADR	Call	USD	21	3/18/13	2,313	$(87,894)
Valero Energy Corp.	Call	USD	38	3/18/13	390	(230,100)
Whiting Petroleum Corp.	Call	USD	50	3/18/13	280	(31,500)
Apache Corp.	Call	USD	82.50	4/22/13	148	(66,600)
Calfrac Well Services Ltd.	Call	CAD	26	4/22/13	50	(4,261)
EOG Resources, Inc.	Call	USD	130	4/22/13	287	(112,648)
Harry Winston Diamond Corp.	Call	CAD	15	4/22/13	418	(30,594)
Hess Corp.	Call	USD	60	4/22/13	155	(129,425)
International Paper Co.	Call	USD	43	4/22/13	1,188	(100,386)
Monsanto Co.	Call	USD	105	4/22/13	220	(44,440)
Praxair, Inc.	Call	USD	115	4/22/13	538	(51,110)
Southern Copper Corp.	Call	USD	42	4/22/13	230	(12,650)
Weyerhaeuser Co.	Call	USD	31	4/22/13	835	(62,625)

Total						$(1,943,491)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Chevron Corp.	Citigroup Global Markets, Inc.	Call	USD	107	2/04/13	23,000	$(187,450)
Fibria Celulose SA - ADR	Morgan Stanley & Co., Inc.	Call	USD	11.65	2/04/13	41,500	(28,987)
Olin Corp.	Morgan Stanley & Co., Inc.	Call	USD	21.09	2/04/13	30,000	(65,100)
DeeThree Exploration Ltd.	Citigroup Global Markets, Inc.	Call	CAD	6.46	2/07/13	36,500	(14,236)
E.I. du Pont de Nemours & Co.	Morgan Stanley & Co., Inc.	Call	USD	44.60	2/07/13	59,700	(170,145)
Plains Exploration & Production Co.	UBS Securities LLC	Call	USD	47.08	2/07/13	21,000	(18,705)
DeeThree Exploration Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	6.68	2/08/13	14,500	(3,462)
Exxon Mobil Corp.	Credit Suisse First Boston	Call	USD	89.95	2/08/13	14,600	(11,978)
Forum Energy Technologies, Inc.	Morgan Stanley & Co., Inc.	Call	USD	25.60	2/08/13	23,400	(10,640)
Halliburton Co.	Banc of America Securities	Call	USD	34.73	2/08/13	23,900	(142,205)
Kodiak Oil & Gas Corp.	Goldman Sachs & Co.	Call	USD	8.56	2/08/13	62,000	(40,185)
Denbury Resources, Inc.	Goldman Sachs & Co.	Call	USD	16.40	2/11/13	43,000	(96,011)
Anglo American Plc	Morgan Stanley & Co., Inc.	Call	GBP	19.01	2/12/13	25,800	(14,044)
BHP Billiton Plc	Deutsche Bank Securities Corp.	Call	GBP	20.89	2/12/13	257,000	(323,326)
Eramet	Deutsche Bank Securities Corp.	Call	EUR	108.17	2/12/13	2,200	(3,229)
Fresnillo Plc	Morgan Stanley & Co., Inc.	Call	GBP	19.84	2/12/13	116,000	–
Glencore International Plc	Morgan Stanley & Co., Inc.	Call	GBP	3.52	2/12/13	74,300	(48,961)
MMC Norilsk Nickel OJSC - ADR	Morgan Stanley & Co., Inc.	Call	USD	17.92	2/12/13	3,600	(7,092)
Mondi Plc	Citigroup Global Markets, Inc.	Call	GBP	6.64	2/12/13	107,000	(141,718)
Xstrata Plc	Citigroup Global Markets, Inc.	Call	GBP	10.56	2/12/13	356,000	(708,592)
Industrias Penoles SAB de CV	UBS Securities LLC	Call	MXN	659.05	2/13/13	42,700	(6,051)
The Mosaic Co.	JPMorgan Chase Securities	Call	USD	58.87	2/22/13	6,500	(16,703)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	80.70	2/22/13	34,500	(261,165)
Bill Barrett Corp.	Morgan Stanley & Co., Inc.	Call	USD	20.63	2/25/13	28,400	(565)
DeeThree Exploration Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	7.25	2/25/13	41,000	(5,471)
EQT Corp.	Goldman Sachs & Co.	Call	USD	59.73	2/27/13	16,500	(20,933)
National Oilwell Varco, Inc.	Morgan Stanley & Co., Inc.	Call	USD	72.50	2/28/13	15,500	(50,065)
Cia de Minas Buenaventura SA - ADR	Citigroup Global Markets, Inc.	Call	USD	36	3/01/13	75,600	(534)
Whiting Petroleum Corp.	Goldman Sachs & Co.	Call	USD	47.20	3/01/13	23,500	(44,005)
Alumina Ltd.	UBS Securities LLC	Call	AUD	1.07	3/04/13	596,000	(44,208)
Iluka Resources Ltd.	Citigroup Global Markets, Inc.	Call	AUD	9.64	3/04/13	271,500	(165,895)
Jiangxi Copper Co. Ltd., Class H	Morgan Stanley & Co., Inc.	Call	HKD	21.93	3/04/13	468,000	(20,701)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

MeadWestvaco Corp.	Goldman Sachs & Co.	Call	USD	32.98	3/04/13	74,000	$(6,782)
OZ Minerals Ltd.	Citigroup Global Markets, Inc.	Call	AUD	7.18	3/04/13	176,100	(31,555)
Total SA - ADR	Morgan Stanley & Co., Inc.	Call	USD	53.35	3/04/13	14,000	(19,409)
Zijin Mining Group Co. Ltd., Class H	JPMorgan Chase Securities	Call	HKD	3.14	3/04/13	1,832,000	(10,140)
Industrias Penoles SAB de CV	Credit Suisse First Boston	Call	MXN	637.37	3/05/13	26,500	(28,166)
Minsur SA	Deutsche Bank Securities Corp.	Call	PEN	2.29	3/05/13	319,500	(9,473)
Weyerhaeuser Co.	Goldman Sachs & Co.	Call	USD	29.53	3/05/13	65,800	(69,557)
Eramet	UBS Securities LLC	Call	EUR	113.63	3/06/13	2,300	(3,446)
Impala Platinum Holdings Ltd.	Banc of America Securities	Call	ZAR	168.37	3/06/13	123,000	(59,197)
Kazakhmys Plc	Banc of America Securities	Call	GBP	7.77	3/06/13	89,000	(10,162)
Rio Tinto Plc	Banc of America Securities	Call	GBP	34.93	3/06/13	159,000	(373,234)
Seadrill Ltd.	Deutsche Bank Securities Corp.	Call	NOK	212.40	3/06/13	26,500	(27,771)
Technip SA	Citigroup Global Markets, Inc.	Call	EUR	81.52	3/06/13	3,900	(10,765)
Vedanta Resources Plc	Banc of America Securities	Call	GBP	11.80	3/06/13	143,000	(154,666)
E.I. du Pont de Nemours & Co.	Goldman Sachs & Co.	Call	USD	46.33	3/07/13	65,400	(102,306)
Range Resources Corp.	Goldman Sachs & Co.	Call	USD	66.69	3/07/13	31,500	(83,859)
Royal Dutch Shell Plc, Class A - ADR	Citigroup Global Markets, Inc.	Call	USD	69.22	3/07/13	19,000	(29,710)
Fibria Celulose SA - ADR	Citigroup Global Markets, Inc.	Call	USD	12.52	3/08/13	40,800	(17,473)
Chevron Corp.	Morgan Stanley & Co., Inc.	Call	USD	116.35	3/11/13	3,000	(5,351)
Olin Corp.	Citigroup Global Markets, Inc.	Call	USD	23.05	3/11/13	29,000	(18,793)
Peabody Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	26	3/11/13	54,800	(43,108)
Anglo American Platinum Ltd.	Deutsche Bank Securities Corp.	Call	ZAR	462.78	3/12/13	16,700	(16,848)
Denbury Resources, Inc.	Banc of America Securities	Call	USD	18.05	3/12/13	58,000	(59,502)
Technip SA	Citigroup Global Markets, Inc.	Call	EUR	81.52	3/12/13	3,900	(11,757)
Industrias Penoles SAB de CV	Citigroup Global Markets, Inc.	Call	MXN	648.65	3/13/13	42,700	(39,598)
African Rainbow Minerals Ltd.	Citigroup Global Markets, Inc.	Call	ZAR	205.43	3/20/13	42,000	(27,562)
Fresnillo Plc	Deutsche Bank Securities Corp.	Call	GBP	16.83	3/20/13	41,200	(25,946)
Goldcorp, Inc.	UBS Securities LLC	Call	USD	38.38	3/21/13	52,500	(26,037)
Industrias Penoles SAB de CV	Citigroup Global Markets, Inc.	Call	MXN	632.88	3/21/13	42,700	(73,010)
Minsur SA	UBS Securities LLC	Call	PEN	2.32	3/21/13	319,500	(9,426)
Newmont Mining Corp.	Morgan Stanley & Co., Inc.	Call	USD	45.35	3/21/13	20,400	(14,357)
Rex Energy Corp.	Deutsche Bank Securities Corp.	Call	USD	14.15	3/26/13	39,600	(15,123)
Rosetta Resources, Inc.	Deutsche Bank Securities Corp.	Call	USD	51.31	3/26/13	22,000	(80,986)
Schlumberger Ltd.	Citigroup Global Markets, Inc.	Call	USD	79.31	3/26/13	17,500	(28,935)
Suncor Energy, Inc.	Citigroup Global Markets, Inc.	Call	USD	34.74	3/26/13	41,000	(34,516)
Teck Resources Ltd., Class B	Citigroup Global Markets, Inc.	Call	CAD	38.35	3/26/13	134,000	(85,146)
Atwood Oceanics, Inc.	Morgan Stanley & Co., Inc.	Call	USD	54.47	3/27/13	9,000	(8,372)
Caterpillar, Inc.	Citigroup Global Markets, Inc.	Call	USD	97.59	3/27/13	73,500	(243,413)
Crescent Point Energy Corp.	Citigroup Global Markets, Inc.	Call	CAD	40.08	3/27/13	24,000	(5,475)
Basic Energy Services, Inc.	Citigroup Global Markets, Inc.	Call	USD	13.29	4/01/13	12,500	(9,098)
Cenovus Energy, Inc.	Goldman Sachs & Co.	Call	USD	34.23	4/01/13	37,400	(26,360)
MeadWestvaco Corp.	Goldman Sachs & Co.	Call	USD	31.58	4/02/13	73,000	(45,399)
Whiting Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	49.75	4/02/13	14,500	(21,035)
African Rainbow Minerals Ltd.	Citigroup Global Markets, Inc.	Call	ZAR	205.43	4/03/13	42,000	(31,696)
Statoil ASA	Deutsche Bank Securities Corp.	Call	NOK	147.61	4/03/13	59,600	(24,070)
Minsur SA	Citigroup Global Markets, Inc.	Call	PEN	2.35	4/04/13	639,000	(19,170)
Newcrest Mining Ltd.	Morgan Stanley & Co., Inc.	Call	AUD	23.27	4/10/13	85,500	(85,860)
Key Energy Services, Inc.	Banc of America Securities	Call	USD	8.50	4/11/13	83,200	(42,016)

Total							$(4,897,998)

JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$81,413,840	–	–	$81,413,840
Energy Equipment & Services	25,895,293	$5,720,948	–	31,616,241
Machinery	28,807,783	–	–	28,807,783
Metals & Mining	113,941,914	145,233,185	–	259,175,099
Oil, Gas & Consumable Fuels	158,686,128	4,808,970	–	163,495,098
Paper & Forest Products	31,972,910	3,821,048	–	35,793,958
Real Estate Investment Trusts (REITs)	13,635,324	–	–	13,635,324
Short-Term Securities	34,223,210	–	–	34,223,210
Total	$488,576,402	$159,584,151	–	$648,160,553

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$5,414	–	–	$5,414
Liabilities:
Equity contracts	(1,918,487)	$(4,923,002)	–	(6,841,489)
Foreign currency exchange contracts	(9,410)	–	–	(9,410)
Total	$(1,922,483)	$(4,923,002)	–	$(6,845,485)

1	Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

6	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$290,600	–	–	$290,600
Foreign currency at value	38,240	–	–	38,240
Total	$328,840	–	–	$328,840

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: March 26, 2013